Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator:
Net gain from investments held in Trust Account	$ 7,919	$ 7,007
Net income attributable to Class A ordinary shares subject to possible redemption	$ 7,919	$ 7,007
Denominator:
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted (in Shares)	32,943,083	32,831,343
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)		$ 0.00
Numerator:
Net loss	$ (8,398,190)	$ (6,674,151)
Less: Net income attributable to Class A ordinary shares subject to possible redemption	7,919	7,007
Net loss attributable to non-redeemable ordinary shares	$ (8,406,109)	$ (6,681,158)
Denominator:
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted (in Shares)	13,931,917	11,002,709
Basic and diluted net loss per share, non-redeemable ordinary shares (in Dollars per share)	$ (0.60)	$ (0.61)